[AIM INVESTMENTS LOGO APPEARS HERE]

—Registered Trademark—

11 Greenway Plaza, Suite 100

Houston, TX 77046-1173

A I M Advisors, Inc.

August 1, 2007

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Tax-Free Investments Trust
CIK No. 0000205010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Tax-Free Investments Trust  (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve, Resource and Sweep Class shares of Tax-Free Cash Reserve Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 43 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 43 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on July 25, 2007.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,

/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel